Basis for the presentation of the consolidated financial statements and applicable accounting standard - Summary of Equity In Subsidiaries And Non controlling Interests (Parenthetical) (Details) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 28, 2023
Disclosure Of Consolidate financial Statements of Subsidiaries Explanatory [Line Items]
Contribution of share	$ 612,710	$ 612,710		$ 150,605
Assets	6,110,108,505	6,078,456,674
Liabilities	4,695,331,809	4,953,031,616
Equity attributable to owners of the bank	1,396,808,614	1,108,598,940
Non controlling interests	17,968,082	16,826,118
Comprehensive income loss net of tax attributable to parent	156,858,600	183,235,202	$ 57,012,016
Comprehensive income net of tax attributable to non controlling interest	397,232	(2,742,287)	$ (260,303)
Volkswagen Financial Services Cía. Financiera S.A. [member]
Disclosure Of Consolidate financial Statements of Subsidiaries Explanatory [Line Items]
Assets	70,652,055	98,063,582
Liabilities	48,004,597	76,997,973
Equity attributable to owners of the bank	11,550,203	10,743,461
Non controlling interests	11,097,255	10,322,148
Comprehensive income loss net of tax attributable to parent	806,714	(1,996,973)
Comprehensive income net of tax attributable to non controlling interest	775,078	(1,918,661)
PSA Finance Arg. Cía. Financiera S.A. [member]
Disclosure Of Consolidate financial Statements of Subsidiaries Explanatory [Line Items]
Assets	46,124,445	61,674,370
Liabilities	32,636,526	48,740,280
Equity attributable to owners of the bank	6,743,959	6,467,045
Non controlling interests	6,743,960	6,467,045
Comprehensive income loss net of tax attributable to parent	398,368	758,209
Comprehensive income net of tax attributable to non controlling interest	398,368	758,209
Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A.(undergoing liquidation proceedings) [member]
Disclosure Of Consolidate financial Statements of Subsidiaries Explanatory [Line Items]
Assets	299,283	150,886
Liabilities	24,144	70,808
Equity attributable to owners of the bank	148,272	43,153
Non controlling interests	126,867	36,925
Comprehensive income loss net of tax attributable to parent	23,982	(76,459)
Comprehensive income net of tax attributable to non controlling interest	20,520	(65,421)
BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión [member]
Disclosure Of Consolidate financial Statements of Subsidiaries Explanatory [Line Items]
Assets	13,768,882	14,225,503
Liabilities	2,374,891	2,705,550
Equity attributable to owners of the bank	11,393,991	11,519,953
Comprehensive income loss net of tax attributable to parent	$ 7,537,737	$ 8,708,915
Parent [member]
Disclosure Of Consolidate financial Statements of Subsidiaries Explanatory [Line Items]
Contribution of share				81,135
Banco Bilbao Vizcaya Argentaria, S.A [member]
Disclosure Of Consolidate financial Statements of Subsidiaries Explanatory [Line Items]
Contribution of share				69,470
Previously stated [member]
Disclosure Of Consolidate financial Statements of Subsidiaries Explanatory [Line Items]
Contribution of share				120,000
Previously stated [member] | Parent [member]
Disclosure Of Consolidate financial Statements of Subsidiaries Explanatory [Line Items]
Contribution of share				64,667
Previously stated [member] | Banco Bilbao Vizcaya Argentaria, S.A [member]
Disclosure Of Consolidate financial Statements of Subsidiaries Explanatory [Line Items]
Contribution of share				$ 55,333